Container Purchases	12 Months Ended
Dec. 31, 2014
Container Purchases

(4) Container Purchases

In 2014, the Company concluded five separate purchases totaling approximately 33,400 containers that it had been managing for institutional investors, including related net investment in direct financing and sales-type leases, for total purchase consideration of $48,244 (consisting of cash of $48,088 and elimination of the Company’s intangible asset for the management rights relinquished of $156. The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$45,927
Net investment in direct financing and sales-type leases	2,317

$48,244

In 2012, excluding the containers obtained as part of the TAP Funding business combination discussed in Note 3 “Bargain Purchase Gain”, the Company concluded five separate purchases of approximately 102,900 containers that it had been managing for institutional investors, including related accounts receivable, due from owners, net, net investment in direct financing leases, accounts payable and accrued expenses for total purchase consideration of $211,679 (consisting of cash of $203,374 and elimination of the Company’s intangible asset for the management rights relinquished of $8,305). The total purchase price, which was allocated based on the fair value of the assets and liabilities acquired, was recorded as follows:

Containers, net	$200,080
Other net assets	11,599

$211,679